March 4, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Portfolios (the “Registrant”)
Registration Nos. 33-46593/811-06578

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Money Market Portfolios/Bond Portfolios Prospectus dated February 28, 2008 does not differ from that contained in Post-Effective Amendment No. 23, filed electronically on February 28, 2008, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 662-3966 if you have any questions regarding this filing.

Very truly yours,

/s/ Nancy L. Conlin
Nancy L. Conlin